FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       November 7, 2006


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       88

Form 13F Information Table Value Total:       $153,737



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102      626    19221 SH       SOLE                             19221
Aaron Rents Inc                COM              002535201      341    14856 SH       SOLE                             14856
Abbott Laboratories            COM              002824100      464     9545 SH       SOLE                              9545
Accenture Ltd                  COM              g1150g111     2551    80450 SH       SOLE                             80450
Agilent Technologies Inc       COM              00846U101     1739    53200 SH       SOLE                             53200
Alltel Corp                    COM              020039103     1537    27700 SH       SOLE                             27700
Altria Group Inc               COM              02209S103      472     6165 SH       SOLE                              6165
American International Group   COM              026874107      724    10931 SH       SOLE                             10931
Amgen Inc                      COM              031162100     3133    43795 SH       SOLE                             43795
Amphenol Corp-CL A             COM              032094203     3801    61375 SH       SOLE                             61375
Avery-Dennison Corp            COM              053611109      349     5800 SH       SOLE                              5800
BB&T Corporation               COM              054937107      606    13839 SH       SOLE                             13839
Bank of America Corp           COM              060505104     6237   116433 SH       SOLE                            116433
Bank of New York Co Inc        COM              064057102     1992    56500 SH       SOLE                             56500
Barr Pharmaceuticals Inc       COM              068306109     1953    37600 SH       SOLE                             37600
BellSouth Corp                 COM              079860102     1351    31609 SH       SOLE                             31609
Best Buy Co Inc                COM              086516101     2477    46252 SH       SOLE                             46252
Caremark Rx Inc                COM              141705103     3605    63622 SH       SOLE                             63622
Chevron Corp                   COM              166764100     3143    48462 SH       SOLE                             48462
Cisco Systems Inc              COM              17275R102     2746   119495 SH       SOLE                            119495
Citigroup Inc                  COM              172967101      670    13498 SH       SOLE                             13498
Coach Inc                      COM              189754104     3802   110518 SH       SOLE                            110518
Coca Cola Co                   COM              191216100      861    19268 SH       SOLE                             19268
Costco Wholesale Corp          COM              22160K105      264     5310 SH       SOLE                              5310
Cullen/Frost Bankers           COM              229899109     2191    37900 SH       SOLE                             37900
Danaher Corp                   COM              235851102     2865    41715 SH       SOLE                             41715
Dell Inc                       COM              24702R101     2370   103779 SH       SOLE                            103779
Dow Chemical Co                COM              260543103      308     7900 SH       SOLE                              7900
EMC Corp - Mass                COM              268648102      169    14100 SH       SOLE                             14100
Exxon Mobil Corp               COM              30231G102     3839    57210 SH       SOLE                             57210
Fannie Mae                     COM              313586109      442     7900 SH       SOLE                              7900
Garmin Ltd                     COM              G37260109     1551    31800 SH       SOLE                             31800
General Electric Co            COM              369604103     5539   156908 SH       SOLE                            156908
Gilead Sciences Inc.           COM              375558103     2005    29150 SH       SOLE                             29150
Goldman Sachs Group Inc        COM              38141g104     3293    19465 SH       SOLE                             19465
Harris Corp                    COM              413875105     1490    33500 SH       SOLE                             33500
Health Management Assoc Inc    COM              421933102      492    23524 SH       SOLE                             23524
Home Depot Inc                 COM              437076102     3083    84995 SH       SOLE                             84995
Illinois Tool Works Inc        COM              452308109     1158    25800 SH       SOLE                             25800
Ingersoll Rand Co              COM              G4776G101     1436    37800 SH       SOLE                             37800
International Business Machine COM              459200101      306     3729 SH       SOLE                              3729
Intuit Inc                     COM              461202103     2221    69200 SH       SOLE                             69200
JPMorgan Chase & Co            COM              46625H100     2146    45700 SH       SOLE                             45700
John H Harland Co              COM              412639310      457    12539 SH       SOLE                             12539
Johnson & Johnson              COM              478160104     4329    66664 SH       SOLE                             66664
Kellogg Co                     COM              487836108     2082    42050 SH       SOLE                             42050
Lam Research Corp              COM              512807108     1355    29900 SH       SOLE                             29900
Lehman Brothers Holding Inc    COM              524908100     4366    59108 SH       SOLE                             59108
Lennar Corp                    COM              526057104     1138    25155 SH       SOLE                             25155
Lilly, Eli Co                  COM              532457108     2270    39825 SH       SOLE                             39825
Lowe's Companies               COM              548661107      550    19600 SH       SOLE                             19600
McGraw-Hill Companies Inc      COM              580645109     2676    46120 SH       SOLE                             46120
Medtronic Inc                  COM              585055106      926    19950 SH       SOLE                             19950
Merrill Lynch & Co             COM              590188108     2530    32350 SH       SOLE                             32350
Microsoft Corp                 COM              594918104     2143    78371 SH       SOLE                             78371
Morgan Stanley                 COM              617446448     1899    26040 SH       SOLE                             26040
Nike Inc Cl B                  COM              654106103      520     5940 SH       SOLE                              5940
Nordstrom Inc                  COM              655664100     1660    39250 SH       SOLE                             39250
Northern Trust Corp.           COM              665859104      767    13120 SH       SOLE                             13120
Omnicom Group                  COM              681919106     1940    20725 SH       SOLE                             20725
Penney, J C Inc                COM              708160106     1799    26300 SH       SOLE                             26300
Pfizer Inc                     COM              717081103      547    19275 SH       SOLE                             19275
Praxair Inc                    COM              74005P104     2065    34900 SH       SOLE                             34900
Procter & Gamble Co            COM              742718109     3726    60116 SH       SOLE                             60116
Sandisk Corp                   COM              80004C101     2590    48375 SH       SOLE                             48375
Schering Plough Corp           COM              806605101      242    10975 SH       SOLE                             10975
Smith International Inc        COM              832110100      381     9828 SH       SOLE                              9828
Southern Co                    COM              842587107      619    17968 SH       SOLE                             17968
St Jude Medical Inc            COM              790849103      606    17180 SH       SOLE                             17180
Stryker Corp                   COM              863667101      371     7480 SH       SOLE                              7480
SunTrust Banks Inc             COM              867914103      676     8748 SH       SOLE                              8748
Texas Instruments Inc          COM              882508104     2249    67625 SH       SOLE                             67625
United Parcel Service -CL B    COM              911312106     2057    28600 SH       SOLE                             28600
United Technologies Corp       COM              913017109     4770    75294 SH       SOLE                             75294
UnitedHealth Group Inc         COM              91324p102      235     4775 SH       SOLE                              4775
Wachovia Corp                  COM              929903102      934    16735 SH       SOLE                             16735
Wal-Mart Stores Inc            COM              931142103     2661    53960 SH       SOLE                             53960
Walgreen Co                    COM              931422109      997    22450 SH       SOLE                             22450
Wellpoint Inc                  COM              94973V107      917    11900 SH       SOLE                             11900
Wells Fargo Company            COM              949746101     3391    93730 SH       SOLE                             93730
Wyeth                          COM              983024100     3156    62075 SH       SOLE                             62075
XTO Energy Inc                 COM              98385X106     3347    79445 SH       SOLE                             79445
American EuroPacific Growth Fu                  298706102      244 5284.727000SH     SOLE                        5284.727000
American High Income Tr SBI                     026547109      172 13961.285000SH    SOLE                        13961.285000
American Wash Mutual Invst-A                    939330106      283 8395.615000SH     SOLE                        8395.615000
Columbia Marsico Growth Fd Cl                   638914473      257 13757.779000SH    SOLE                        13757.779000
Munder Midcap Core Growth Fd C                  626124283      203 8594.418000SH     SOLE                        8594.418000
New Perspective Fund Cl A                                      284 8950.119000SH     SOLE                        8950.119000